CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Total Parent company's interest	Capital	Treasury Stocks	Capital Reserve	Legal reserve	Tax Incentives Reserve	Investments and working capital reserve	Retained earnings	Operations with noncontrolling interests	Gains and losses on net investment hedge	Gains and losses on financial instruments	Cumulative translation adjustment	Pension Plan	Stock Options	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2014	R$ 32,200,819	R$ 19,249,181	R$ (233,142)	R$ 11,597	R$ 628,228	R$ 611,531	R$ 10,475,045		R$ (1,732,962)	R$ (2,472,853)	R$ (923)	R$ 5,874,714	R$ (347,847)	R$ 138,250	R$ 1,053,715	R$ 33,254,534
Net income (loss)	(4,551,438)							R$ (4,551,438)							(44,548)	(4,595,986)
Other comprehensive income (loss) recognized in the year	5,586,602									(3,610,435)	17,007	9,147,164	32,866		103,732	5,690,334
Total comprehensive income (loss) for the year, net of tax	1,035,164							(4,551,438)		(3,610,435)	17,007	9,147,164	32,866		59,184	1,094,348
Supplementary dividend	944						944									944
Stock option expenses recognized in the year	(128)													(128)	(409)	(537)
Treasury stocks	(186,033)		(186,033)												(3,038)	(189,071)
Stock option exercised during the year	32,537		35,812				(3,275)								3,365	35,902
Effect of interest changes in subsidiaries	(1,144,526)								(1,144,526)						(824,711)	(1,969,237)
Absorption of net loss proposed to the shareholders							(4,551,438)	4,551,438
Dividends/interest on capital	(252,976)						(252,976)								(3,524)	(256,500)
Equity at end of period at Dec. 31, 2015	31,685,801	19,249,181	(383,363)	11,597	628,228	611,531	5,668,300		(2,877,488)	(6,083,288)	16,084	15,021,878	(314,981)	138,122	284,582	31,970,383
Net income (loss)	(2,890,811)							(2,890,811)							4,882	(2,885,929)
Other comprehensive income (loss) recognized in the year	(4,852,813)									1,678,852	239	(6,489,813)	(42,091)		(34,800)	(4,887,613)
Total comprehensive income (loss) for the year, net of tax	(7,743,624)							(2,890,811)		1,678,852	239	(6,489,813)	(42,091)		(29,918)	(7,773,542)
Stock option expenses recognized in the year	51,230													51,230	184	51,414
Treasury stocks	(95,343)		(95,343)												(27)	(95,370)
Stock option exercised during the year	5,496		10,461				(4,965)								64	5,560
Assignment of preferred shares	205,800		369,499				(163,699)									205,800
Effect of interest changes in subsidiaries	4,153								4,153						(6,405)	(2,252)
Absorption of net loss proposed to the shareholders							(2,890,811)	2,890,811
Dividends/interest on capital	(85,377)						(85,377)								(1,963)	(87,340)
Equity at end of period at Dec. 31, 2016	24,028,136	19,249,181	(98,746)	11,597	628,228	611,531	2,523,448		(2,873,335)	(4,404,436)	16,323	8,532,065	(357,072)	189,352	246,517	24,274,653
Net income (loss)	(359,360)							(359,360)							20,693	(338,667)
Other comprehensive income (loss) recognized in the year	34,100									(148,548)	(11,351)	309,385	(115,386)		6,201	40,301
Total comprehensive income (loss) for the year, net of tax	(325,260)							(359,360)		(148,548)	(11,351)	309,385	(115,386)		26,894	(298,366)
Stock option expenses recognized in the year	5,633													5,633	15	5,648
Stock option exercised during the year	19,650		22,661				(3,011)								32	19,682
Effect of interest changes in subsidiaries	2,504								2,504						(21,698)	(19,194)
Absorption of net loss proposed to the shareholders							(359,360)	R$ 359,360
Dividends/interest on capital	(85,462)						(85,462)								(3,020)	(88,482)
Equity at end of period at Dec. 31, 2017	R$ 23,645,201	R$ 19,249,181	R$ (76,085)	R$ 11,597	R$ 628,228	R$ 611,531	R$ 2,075,615		R$ (2,870,831)	R$ (4,552,984)	R$ 4,972	R$ 8,841,450	R$ (472,458)	R$ 194,985	R$ 248,740	R$ 23,893,941